[USAA EAGLE LOGO (R)]  9800 Fredericksburg Road
                       San Antonio, Texas 78288




May, 24, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      USAA Mutual Funds Trust
         1940 Act File No. 811-7852
         Personal Solicitation Materials

Dear Sir or Madam:

         Pursuant to Rule 14a-6(c) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), USAA Mutual Funds Trust (the "Trust") files the enclosed personal solicitation materials to be used in connection with a Special Meeting of Shareholders to be held on July 19, 2006. These materials will be used in addition to a solicitation made by mail using definitive proxy materials to be filed on May 26, 2006.

         Pursuant to Rule 14a-6(d) under the Exchange Act, the Trust represents that it intends to release these materials immediately to the individuals who may be making actual solicitations (which will not occur until after definitive proxy materials are mailed to shareholders).

         Should you have any questions with respect to these materials, please call me at (210) 498-4628.

                                        Sincerely,


                                        /S/ JAMES L. LOVE
                                        James L. Love
                                        Executive Director Counsel

cc:  Kirkpatrick & Lockhart, Nicholson Graham LLP
Enclosures